Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes

Note 11 — Income Taxes

The components of (loss)/income before income taxes were as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025

United States	$(3,193,922)	$(179,553)	$(3,681,370)	$(372,822)
Ireland	(131,491)	181,362	(348,975)	227,856
(Loss)/Income before income taxes	$(3,325,413)	$1,809	$(4,030,345)	$(144,966)

No income tax expense was recorded for the three and six months ended June 30, 2026 and 2025. The Company’s U.S. operations incurred losses during the period, and a full valuation allowance has been recorded against its deferred tax assets. In Ireland, no income tax expense was recognized during the three and six months ended June 30, 2025, as available net operating loss carryforwards offset any taxable income, and the jurisdiction generated tax losses during the current periods. The Company had no uncertain tax positions as of June 30, 2026 and 2025.

Note 11 — Income Taxes

The Company’s United States and Foreign Operations losses are as follows:

	For the Year Ended December 31,
	2025	2024
United States	$(684,497)	$(833,393)
Foreign	(99,292)	(1,015,226)
	$(783,789)	$(1,848,619)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s net deferred tax assets and related valuation allowance are as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Deferred tax assets:
Goodwill	$32,712	$46,645
Section 174 Research & Development Expenses	155,025	202,820
Net operating loss carry forwards	4,594,902	4,952,772
Total non-current deferred tax assets	4,782,639	5,202,237

Non-current deferred tax liabilities
Property and equipment	(7,274)	(13,575)
Total non-current deferred tax liabilities	(7,274)	(13,575)

Net deferred taxes	4,775,365	5,188,662
Less: Valuation Allowance	(4,775,365)	(5,188,662)
Net deferred taxes	$—	$—

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2025, there was a net valuation allowance decrease of $413,297. For the year ended December 31, 2025, the valuation allowance was $4,775,365.

The Company has federal net operating losses (“NOL’s”) available of $14,686,795 and $13,973,647 as on December 31, 2025 and December 31, 2024 respectively, out of this $293,064 if unutilized will expire in the year 2036 and the remaining can be carried forward indefinitely. The Company has state NOL’s available of $13,047,440 and $12,903,061 as on December 31, 2025 and December 31, 2024 which if unutilized will expire based on California state statutes.

There were $4,795,957 of Ireland NOL’s as of December 31, 2025. The Ireland NOL’s can be carried forward indefinitely.

The Company recognizes the benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. Interest and penalties, if incurred, are recognized in the statement of operations as part of general and administrative operating expenses.

The Company has no unrecognized tax positions as at December 31, 2025.

The tax years of 2022 through 2024 remain subject to examination by the Federal taxing authorities and tax years 2021 through 2024 remain open subject to examination by California taxing authorities. For Ireland tax authorities beginning with the year ended December 31, 2021 remain subject to examination by taxing authorities.

The Company files Federal and State tax returns as per the regulations applicable to the Chapter C corporations in USA.

The components of the provision for income taxes are as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Current taxes
Federal	$—	$—
State	—	—
Foreign	—	—
Total current income tax (benefit) expense	—	—

Deferred taxes
Federal	(595,624)	(265,079)
State	224,298	(79,776)
Foreign	784,623	(126,903)
Total deferred income tax benefit	413,297	(471,758)

Changes in valuation allowance	(413,297)	471,758
Total income tax (benefit) expense from continuing operations	$—	$—

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures the reconciliation of taxes at the federal statutory rate to our provision for (benefit from) income taxes for the year ended December 31, 2025 was as follows:

	Year Ended December 31, 2025
	Amount	Percentage
U.S. federal statutory tax rate	$(160,281)	21.00%
Foreign tax effects
Statutory tax rate difference between Foreign and United States	7,234	(0.95)%
Other	10,438	(1.37)%
State taxes, net of federal benefit	(168)	0.02%
Changes in valuation allowances-Federal	140,810	(18.45)%
Non-taxable or non-deductible items
Fund raising costs	4,128	(0.54)%
Other adjustments	(2,161)	0.28%
Provision for income tax	$—	0.00%

The reconciliation of taxes at the federal statutory rate to the provision for (benefit from) income taxes for the year ended December 31, 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

Year Ended December 31, 2024
Income Taxes at U.S. Statutory Rate	21%
Income Taxes at State Rate, net Federal Rate	3%
Foreign Tax Rate Differential	-5%
Others	0%
Change in valuation allowance and return to provision	-19%
Net	0%

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was as follows:

Year Ended December 31, 2025
Federal	$—
State	—
Total cash paid for income taxes, net of refunds	$—